                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    York Management & Research, Inc.
Address: Reynolds Plaza, Suite 200
         1061 E. Indiantown Road
         Jupiter, Florida  33477

Form 13F File Number: 28-5080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David J.S. Nicholson
Title:   President
Phone:   (561) 743-6733

Signature, Place, and Date of Signing:

    /s/ David J.S. Nicholson       Jupiter, FL    August 12, 1999
    ________________________     _______________  ______________
          [Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     132

Form 13F Information Table Value Total:     99,279,116



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
1.                                          David J.S. Nicholson
         [Repeat as necessary.]

                                                   QUARTER ENDED JUNE 30, 1999
                       Item 2:                                Item 5:            Item 6:                       Item 8:
                       Title                     Item 4:      Shares of   Investment Discretion           Voting Authority
Item 1:                of            Item3:      Market       Principal   ---------------------   Item7:  -----------------
Name of Issuer         Class         CUSIP       Value        Amount      Sole   Share   Other    Mgrs   Sole      Share    None
--------               -----         -----       ------       --------    ----   -----   -----    ----   ----      -----    ----
ABBOTT LABORATORIES    Common Stock  002824100    998,250     22,000      X                       1       22,000
ABERCROMBIE &
  FITCH  -CL A         Common Stock  002896207  1,108,800     23,100      X                       1       23,100
ADVANCED DIGITAL
  INFO CORP            Common Stock  007525108    202,500      5,000      X                       1        5,000
ALLEGHENY ENERGY
  INC                  Common Stock  017361106    455,288     14,200      X                       1       14,200
ALLERGAN INC           Common Stock  018490102    732,600      6,600      X                       1        6,600
ALTERA CORP            Common Stock  021441100    294,500      8,000      X                       1        8,000
ANNTAYLOR STORES
  CORP                 Common Stock  036115103    562,500     12,500      X                       1       12,500
APPLIED MATERIALS
  INC                  Common Stock  038222105  1,758,225     23,800      X                       1       23,800
ASSOC FST CAPITAL
  CP  -CL A            Common Stock  046008108  1,985,625     45,000      X                       1       45,000
ASTORIA FINL CORP      Common Stock  046265104    889,734     20,250      X                       1       20,250
AT&T CORP              Common Stock  001957109    675,331     12,100      X                       1       12,100
ATLANTIC RICHFIELD
  CO                   Common Stock  048825103  1,921,938     23,000      X                       1       23,000
AVIS RENT A CAR INC    Common Stock  053790101    317,463     10,900      X                       1       10,900
BANCWEST CORP          Common Stock  059790105    337,838      9,100      X                       1        9,100
BANK OF AMERICA CORP   Common Stock  060505104  3,005,813     41,000      X                       1       41,000
BIOMATRIX INC          Common Stock  09060P102    215,625     10,000      X                       1       10,000
BLACKROCK INCOME
  TRUST INC            Common Stock  09247F100  1,170,981    175,100      X                       1      175,100
BLACKROCK INVT
  QLTY TERM TR         Common Stock  09247J102    148,794     17,900      X                       1       17,900
BLACKROCK N A
  GOVT INCM TR         Common Stock  092475102    172,000     17,200      X                       1       17,200
BOSTON SCIENTIFIC
  CORP                 Common Stock  101137107    988,594     22,500      X                       1       22,500
CENDANT CORP           Common Stock  151313103    615,000     30,000      X                       1       30,000
CENTRAL EUROPEAN
  EQTY FD INC          Common Stock  153436100    488,472     37,395      X                       1       37,395
CHARTER ONE FINL INC   Common Stock  160903100    375,469     13,500      X                       1       13,500
CHICOS FAS INC         Common Stock  168615102    235,000     10,000      X                       1       10,000
COMMERCE BANCSHARES
  INC                  Common Stock  200525103    551,425     13,700      X                       1       13,700
COMVERSE TECHNOLOGY
  INC                  Common Stock  205862402    200,075      2,650      X                       1        2,650
CONEXANT SYSTEMS INC   Common Stock  207142100    476,113      8,200      X                       1        8,200



                                4




CONSOLIDATED GRAPHICS
  INC                  Common Stock  209341106  1,200,000     24,000      X                       1       24,000
CROWN AMER REALTY
  TRUST                Common Stock  228186102     99,450     13,600      X                       1       13,600
CSG SYSTEMS INTL INC   Common Stock  126349109    583,981     22,300      X                       1       22,300
DII GROUP INC          Common Stock  232949107    440,288     11,800      X                       1       11,800
DIME BANCORP INC       Common Stock  25429Q102    515,200     25,600      X                       1       25,600
ELECTRONICS FOR
  IMAGING INC          Common Stock  286082102    503,475      9,800      X                       1        9,800
EMERGING MKTS
  INFRAST FD INC       Common Stock  290921105    332,456     35,700      X                       1       35,700
ENTERGY CORP           Common Stock  29364G103    500,000     16,000      X                       1       16,000
EQUITY INNS INC        Common Stock  294703103    156,325     16,900      X                       1       16,900
EVEREST REINSURANCE
  HLDGS                Common Stock  299808105    851,513     26,100      X                       1       26,100
FIRST AUSTRALIA FUND   Common Stock  318652104    350,044     44,100      X                       1       44,100
FLEET FINANCIAL
  GROUP INC            Common Stock  338915101  2,218,750     50,000      X                       1       50,000
FLORIDA PROGRESS
  CORP                 Common Stock  341109106  1,115,438     27,000      X                       1       27,000
FORD MOTOR CO          Common Stock  345370100    857,850     15,200      X                       1       15,200
FRANCE GROWTH FD INC   Common Stock  35177K108    848,375     61,700      X                       1       61,700
GENERAL ELECTRIC CO    Common Stock  369604103  3,943,700     34,900      X                       1       34,900
GENERAL MOTORS CORP    Common Stock  370442105  1,056,000     16,000      X                       1       16,000
GERMANY FUND           Common Stock  374143105    245,464     17,378      X                       1       17,378
GLOBAL HI INCOME
  DLR FD INC           Common Stock  37933G108    661,250     57,500      X                       1       57,500
GPU INC                Common Stock  36225X100    801,563     19,000      X                       1       19,000
GTE CORP               Common Stock  362320103  1,117,400     14,800      X                       1       14,800
HEALTHSOUTH CORP       Common Stock  421924101    714,000     48,000      X                       1       48,000
HOME DEPOT INC         Common Stock  437076102  1,804,250     28,000      X                       1       28,000
HRPT PPTYS TRUST       Common Stock  40426W101    153,125     10,000      X                       1       10,000
HUDSON UNITED
  BANCORP              Common Stock  444165104    225,900      7,200      X                       1        7,200
INSIGHT ENTERPRISES
  INC                  Common Stock  45765U103    334,125     13,500      X                       1       13,500
INTEL CORP             Common Stock  458140100  1,190,000     20,000      X                       1       20,000
INTL BUSINESS
  MACHINES CORP        Common Stock  459200101  1,615,625     12,500      X                       1       12,500
IRT PROPERTY CO        Common Stock  450058102    148,125     15,000      X                       1       15,000
JAKKS PACIFIC INC      Common Stock  47012E106    441,225     14,800      X                       1       14,800
JOHNSON & JOHNSON      Common Stock  478160104    509,600      5,200      X                       1        5,200
JONES APPAREL
  GROUP INC            Common Stock  480074103    514,688     15,000      X                       1       15,000
KEEBLER FOODS CO       Common Stock  487256109    244,000      8,000      X                       1        8,000
KRONOS INC             Common Stock  501052104    473,200     10,400      X                       1       10,400
K-SWISS INC  -CL A     Common Stock  482686102    232,500      5,000      X                       1        5,000
LAFARGE CORP           Common Stock  505862102    333,113      9,400      X                       1        9,400





                                5




LASER VISION
  CENTERS INC          Common Stock  51807H100    522,900      8,300      X                       1        8,300
LASON INC              Common Stock  51808R107    287,825      5,800      X                       1        5,800
LEGATO SYSTEMS INC     Common Stock  524651106    271,425      4,700      X                       1        4,700
LEHMAN BROTHERS
  HOLDINGS INC         Common Stock  524908100  1,553,125     25,000      X                       1       25,000
LONE STAR STEAKHOUSE
  SALOON               Common Stock  542307103    436,374     44,900      X                       1       44,900
LOUISIANA-PACIFIC
  CORP                 Common Stock  546347105  1,396,688     58,500      X                       1       58,500
LUCENT TECHNOLOGIES
  INC                  Common Stock  549463107    276,494      4,100      X                       1        4,100
MEDIMMUNE INC          Common Stock  584699102    677,500     10,000      X                       1       10,000
MEDITRUST COMPANIES    Common Stock  58501T306    455,751     34,890      X                       1       34,890
MEDQUIST INC           Common Stock  584949101    218,750      5,000      X                       1        5,000
MERCK & CO             Common Stock  589331107  2,576,875     35,000      X                       1       35,000
METRIS COMPANIES INC   Common Stock  591598107    340,670      8,360      X                       1        8,360
MEXICO FUND            Common Stock  592835102    843,119     48,700      X                       1       48,700
MGIC INVESTMENT
  CORP/WI              Common Stock  552848103    340,375      7,000      X                       1        7,000
MICROSOFT CORP         Common Stock  594918104  1,821,788     20,200      X                       1       20,200
MORGAN STANDW
  AFRICA INV FD        Common Stock  617444104    379,688     37,500      X                       1       37,500
MORGAN STANLEY
  DEAN WITTER          Common Stock  617446448    769,688      7,500      X                       1        7,500
NASDAQ 100 SHARES      Common Stock  631100104  2,305,000     20,000      X                       1       20,000
NEW GERMANY FD         Common Stock  644465106    942,216     77,310      X                       1       77,310
NEW PLAN EXCEL
  REALTY TR            Common Stock  648053106    483,840     26,880      X                       1       26,880
NORTEL NETWORKS CORP   Common Stock  656569100    868,125     10,000      X                       1       10,000
OGE ENERGY CORP        Common Stock  670837103    247,000     10,400      X                       1       10,400
PACIFIC CENTURY
  FINANCIAL CP         Common Stock  694058108    377,344     17,500      X                       1       17,500
PACIFICARE HEALTH
  SYS                  Common Stock  695112102    438,819      6,100      X                       1        6,100
PFIZER INC             Common Stock  717081103    545,000      5,000      X                       1        5,000
PHILIP MORRIS
  COS INC              Common Stock  718154107  1,607,500     40,000      X                       1       40,000
PINNACLE SYSTEMS INC   Common Stock  723481107    215,200      6,400      X                       1        6,400
PMI GROUP INC          Common Stock  69344M101  1,237,406     19,700      X                       1       19,700
PP&L RESOURCES INC     Common Stock  693499105  1,107,000     36,000      X                       1       36,000
PREPAID LEGAL
  SERVICES INC         Common Stock  740065107    434,000     16,000      X                       1       16,000
PUGET SOUND ENERGY
  INC                  Common Stock  745332106    592,800     24,700      X                       1       24,700
RATIONAL SOFTWARE
  CORP                 Common Stock  75409P202    359,019     10,900      X                       1       10,900
RFS HOTEL INVESTORS
  INC                  Common Stock  74955J108    255,019     20,300      X                       1       20,300
ROSS STORES INC        Common Stock  778296103    780,813     15,500      X                       1       15,500



                                6




SAFEGUARD SCIENTIFICS
  INC                  Common Stock  786449108    315,000      5,000      X                       1        5,000
SCHERING-PLOUGH        Common Stock  806605101  3,171,000     60,400      X                       1       60,400
SCHLUMBERGER LTD       Common Stock  806857108    853,413     13,400      X                       1       13,400
SCOTTS COMPANY         Common Stock  810186106    219,075      4,600      X                       1        4,600
SCUDDER NEW EUROPE
  FD INC               Common Stock  810905109  3,046,313    147,700      X                       1      147,700
SHAW INDUSTRIES INC    Common Stock  820286102    175,000     10,000      X                       1       10,000
SMITHFIELD FOODS INC   Common Stock  832248108    986,406     29,500      X                       1       29,500
SNYDER COMMUNICATIONS
  INC                  Common Stock  832914105    360,250     11,000      X                       1       11,000
SONIC AUTOMOTIVE
  INC  -CL A           Common Stock  83545G102    137,500     10,000      X                       1       10,000
SOUTHTRUST CORP        Common Stock  844730101  2,858,938     74,500      X                       1       74,500
SPAIN FUND             Common Stock  846330108    598,500     39,900      X                       1       39,900
SPRINGS INDUSTRIES
   -CL A               Common Stock  851783100    261,750      6,000      X                       1        6,000
STANDARD & POORS
  DEPOSITARY           Common Stock  78462F103  1,150,800      8,400      X                       1        8,400
STANDARD PACIFIC CP    Common Stock  85375C101    195,000     15,000      X                       1       15,000
STATION CASINOS INC    Common Stock  857689103    213,938     10,500      X                       1       10,500
STEELCASE INC          Common Stock  858155203    416,000     20,800      X                       1       20,800
STRATEGIC GLOBAL
  INCM FD INC          Common Stock  862719101    208,088     18,600      X                       1       18,600
SUNOCO INC             Common Stock  86764P109    588,656     19,500      X                       1       19,500
SYBASE INC             Common Stock  871130100    176,000     16,000      X                       1       16,000
TANDY CORP             Common Stock  875382103    684,250     14,000      X                       1       14,000
TCW/DW TERM
  TRUST 2003           Common Stock  87234U108    836,200     90,400      X                       1       90,400
TELLABS INC            Common Stock  879664100    337,813      5,000      X                       1        5,000
TEMPLETON GLOBAL
  INCOME               Common Stock  880198106    673,969    102,700      X                       1      102,700
THQ INC                Common Stock  872443403    274,563      9,550      X                       1        9,550
TJX COMPANIES INC      Common Stock  872540109    333,125     10,000      X                       1       10,000
TOMMY HILFIGER CORP    Common Stock  G8915Z102  1,655,450     22,600      X                       1       22,600
TRANSWITCH CORP        Common Stock  894065101    284,250      6,000      X                       1        6,000
ULTRAMAR DIAMOND
  SHAMROCK             Common Stock  904000106    436,250     20,000      X                       1       20,000
USG CORP               Common Stock  903293405    375,200      6,700      X                       1        6,700
UTILICORP UNITED INC   Common Stock  918005109    429,116     17,650      X                       1       17,650
VALASSIS COMMUNICATIONS
  INC                  Common Stock  918866104  1,104,244     30,150      X                       1       30,150
WAL-MART STORES        Common Stock  931142103    260,550      5,400      X                       1        5,400
WASHINGTON FED INC     Common Stock  938824109    204,181      9,100      X                       1        9,100
WASTE CONNECTIONS
  INC                  Common Stock  941053100    274,500      9,000      X                       1        9,000
WATERS CORP            Common Stock  941848103    510,000      9,600      X                       1        9,600
WINDMERE-DURABLE
  HOLDINGS             Common Stock  973411101    492,750     29,200      X                       1       29,200

                       Item 4 Total: 99,279,116


                                7
























































                                8
62930010.AC8